Fair Value Measurement (Tables)	3 Months Ended
Mar. 31, 2023
Fair Value Measurement
Summary of assets and liabilities that are measured at fair value

	Fair Value Measurements as of March 31, 2023
	Level 1	Level 2	Level 3	Total
Contingent earnout liability	$—	$—	$445,630,296	$445,630,296
Derivative private placement warrant liability	—	—	949,332	949,332
Derivative public warrant liability	2,415,000	—	—	2,415,000
Derivative stock option liability	$—	$—	$2,111,948	$2,111,948
Total Derivative Liability	$2,415,000	$—	$448,691,576	$451,106,576

Summary of change in the fair value of Level 3 liabilities

		Derivative
		private	Derivative
	Contingent	placement	stock
	earnout	warrant	option
	liability	liability	liability
Liability at January 1, 2023	$—	$—	$—
Recognition	242,211,404	625,370	1,189,685
Forfeitures	—	(890,001)	—
Change in fair value	203,418,892	1,213,963	922,263
Liability at March 31, 2023	$445,630,296	$949,332	$2,111,948